Condensed Financial Information of DHT Holdings, Inc. (parent company only), Profit/(Loss) Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit/(loss) reconciliation [Abstract]
Profit of the parent company only under cost method of accounting	$ 212,433	$ 256,746	$ 110,206
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(1,262)	(75,356)	50,716
Profit of the parent company only under equity method of accounting	$ 211,171	$ 181,390	$ 160,922